Stockholders' (Deficit) (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average fair value of options granted	$ 0.13	$ 0.05
Risk-free interest rate		1.79%
Volatility		225.00%
Expected life (years)	10 years	10 years
Dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.66%
Volatility	221.00%
Maximum [Member]
Risk-free interest rate	0.83%
Volatility	223.00%